Expense Example, No Redemption - Eaton Vance Short Duration Inflation-Protected Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	438	705	992	1,809	193	624	1,081	2,155	92	315	556	1,248